CAPITAL STRUCTURE (Details Narrative) - USD ($)					1 Months Ended								3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 10, 2017	Apr. 07, 2017	Mar. 01, 2017	Nov. 04, 2016	Jun. 18, 2018	Dec. 19, 2017	Nov. 21, 2017	Jul. 21, 2017	May 25, 2017	May 18, 2017	May 16, 2017	Apr. 26, 2017	May 25, 2017	May 24, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Feb. 10, 2017	Sep. 27, 2013
Common stock, shares issued															13,495,394		12,825,393	12,587,053
Common stock, shares outstanding															13,336,705		12,666,704	12,587,053
Common stock shares authorized															300,000,000		300,000,000	300,000,000
Preferred stock shares authorized															100,000,000		100,000,000	100,000,000
Common stock value															$ 13,495		$ 12,825	$ 12,587
Reverse stock split, description							the Company effected a one-for-ten (1:10) reverse stock split whereby the Company decreased, by a ratio of one-for-ten (1:10) the number of issued and outstanding shares of Common Stock.
Purchase of treasury stock from officer																	(94,495)
Related party accrual for repurchase of shares of common stock															58,010		61,422
Reversal of proceeds due from noteholder due to repayment of note																11,411	$ 24,044
Post Merger [Member]
Common stock, shares issued																				12,558,553
Common stock, shares outstanding																				12,558,553
Prior to merger [Member]
Common stock, shares issued															10,000,000		10,000,000
Amplerissimo Ltd [Member] | Prior to merger [Member]
Common stock, shares issued															2,558,553		2,558,553
Tranche [Member]
Purchase of treasury stock from officer																	$ 33,073
Related party accrual for repurchase of shares of common stock																	61,422
Tranche 1 [Member]
Purchase of treasury stock from officer																	38,470
Reversal of proceeds due from noteholder due to repayment of note																	$ 24,044
Stock Purchase Agreement [Member] | Third Party Investor [Member]
Purchase of treasury stock, Shares																	138,689
Purchase of treasury stock from officer																	$ 1,387
Former Director [Member]
Stock options granted				240,000
Proceed from issuance of common stock				$ 24,000
Director [Member] | Stock Purchase Agreement [Member]
Purchase of treasury stock, Shares						20,000
Purchase of treasury stock from officer						$ (94,495)
Officer and Director [Member] | Stock Purchase Agreement [Member]
Due to related party																	61,422
Repurchase of common stock					15,000	20,000
Payment for repurchase of common stock						$ 94,495
Payment for consideration					$ 69,912											11,602	$ 33,073
Repayment of remaining balance															$ 63,446	$ 58,010
Potentially dilutive securities [Member] | Employee [Member] | On January 3, 2017 [Member]
Stock options granted																	12,000
Exercise period																	5 years
Exercise price																	$ 2.00
Stock options vested																	12,000
Potentially dilutive securities [Member] | Employee [Member] | On January 1, 2017 [Member]
Stock options granted																	25,000
Exercise period																	4 years
Exercise price																	$ 1.00
Stock options vested																	25,000
Potentially dilutive securities [Member] | Employee [Member] | On October 1, 2016 [Member]
Stock options granted																	12,000
Exercise period																	4 years
Exercise price																	$ 2.00
Stock options vested																	12,000
Potentially dilutive securities [Member] | Employee [Member] | On January 1, 2018 [Member]
Stock options granted															25,000
Exercise period															4 years
Exercise price															$ 1.00
Stock options vested															12,500
Potentially dilutive securities [Member] | Private Placement [Member]
Stock options granted		5,000
Common stock value		$ 35,000
Stock options granted fair value		$ 35,000
ArKo European Business & Services [Member] | Consulting agreement Four [Member]
Common stock, shares issued									20,000				20,000
Commencing agreement date									May 25, 2017
Consulting agreement period									20 months
Common stock value									$ 154,000				$ 154,000
Price per share									$ 7.70				$ 7.70
Consultant charges									$ 56,138						$ 45,770
Consulting expense yet to be recognized									$ 97,862				$ 97,862
ArKo European Business & Services [Member] | Consulting agreement Three [Member]
Common stock, shares issued										30,000
Commencing agreement date										May 08, 2017
Consulting agreement period										1 year
Common stock value										$ 219,000
Monthly consultant charges										$ 5,000
ArKo European Business & Services [Member] | Consulting Agreement Two [Member]
Common stock, shares issued									2,000				2,000
Commencing agreement date													May 01, 2017
Consulting agreement period													5 months
Common stock value									$ 14,400				$ 14,400
Price per share									$ 7.20				$ 7.20
ArKo European Business & Services [Member] | Consulting Agreement one [Member]
Common stock, shares issued														2,000
Commencing agreement date														May 01, 2017
Commencing terminating date														Jan. 01, 2018
Consulting agreement period														8 months
Common stock value														$ 14,400
ArKo European Business & Services [Member] | Consulting Agreement [Member]
Restricted shares of common stock			500
Consulting agreement period			4 months
Decahedron Ltd [Member] | Stock Purchase Agreement [Member]
Common stock shares reserved																			170,000
Amplerissimo Ltd [Member] | Equity issued in merger [Member] | Dimitrios Goulielmos [Member]
Common stock, shares issued																				10,000,000
Investor [Member] | Subscription Arrangement [Member]
Stock options granted	4,580											4,670
Price per share	$ 7.00							$ 5.00			$ 7.00	$ 7.00
Common stock value	$ 32,060							$ 21,500			$ 5,530	$ 32,690
Common Stock Shares Subscribed	4,580							4,300			790	4,670
Stock options granted fair value	$ 2,375										$ 130	$ 1,521